Deferred Income Tax Assets and Deferred Income Tax Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Apr. 30, 2012	Apr. 30, 2011
Deferred income tax assets:
Pension and other employee benefits		$ 18,573	$ 16,716
Losses carried forward		356,697	295,652
Deferred costs			1,146
Current accounts payable and receivable		9,139	6,093
Intangible assets			3,140
Total deferred income tax assets		384,409	322,747
Valuation allowance		(227,838)	(165,877)
Net deferred income tax assets		156,571	156,870
Deferred income tax liabilities:
Intangible assets		(6,501)
Property, plant and equipment		(56,144)	(29,635)
Deferred capital gains and deferred revenue		(54,508)	(64,968)
Long-term debt		(4,964)	(11,917)
Deferred costs		(5,897)
Other		(2,873)	(1,077)
Net deferred income taxes		25,684	49,273
Distributed as follows:
Current deferred income tax assets	8,722	8,542	7,596
Current deferred income tax liabilities	(11,507)	(11,729)	(13,035)
Long-term deferred income tax assets	48,134	48,943	90,882
Long-term deferred income tax liabilities	(17,144)	(20,072)	(36,170)
Net deferred income taxes		$ 25,684	$ 49,273